August 4, 2008


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli SRI Fund, Inc. (the "Fund")
                  FILE NOS. 333-141093/811-22026
                  ---------------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2008 (Accession No. 0000935069-08-001689).

Should you have any questions with respect to this filing, please contact the undersigned at (617) 338-5176.

Very truly yours,


/S/ KERI LYNNE COLLIN
---------------------
Keri Lynne Collin
Associate Regulatory Administrator
Regulatory Administration Department
PNC Global Investment Servicing (U.S.) Inc.
99 High Street, 27th Floor
Boston, MA  02110


cc:      B. Alpert
         R. Schwartz
         D. Pugliese
         D. James
         A. Lonergan